Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations (Regulation S-X) of the Securities and Exchange Commission (the “SEC”) and with the instructions to Form 10-Q. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. The results of operations for the six months ended September 30, 2020, are not necessarily indicative of the operating results that may be expected for the year ending March 31, 2021. These unaudited condensed consolidated financial statements should be read in conjunction with the March 31, 2020 consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended March 31, 2020.

Basis of Accounting Our policy is to prepare our financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Investview, Inc., and our wholly owned subsidiaries, Kuvera, LLC, Investment Tools & Training, LLC, Apex Tek, LLC (formerly Razor Data, LLC), S.A.F.E. Management, LLC, SafeTek, LLC (formerly WealthGen Global, LLC), United Games, LLC, United League, LLC, and Kuvera France S.A.S. Through March 31, 2019 we had determined that one affiliated entity, Kuvera LATAM S.A.S., which we previously conducted business with, was a variable interest entity and we were the primary beneficiary of the entity’s activities, which are similar to those of Kuvera, LLC. As a result, through March 31, 2019 we had consolidated the accounts of this variable interest entity into the consolidated financial statements. Further, because the Company did not have any ownership interest in this variable interest entity, the Company had allocated the contributed capital in the variable interest entity as a component of noncontrolling interest. As of April 1, 2019 Kuvera LATAM S.A.S. had no operations and ceased to exist, therefore, as of that date, no consolidation of the entity was necessary and we recorded a gain on deconsolidation of $53,739 to eliminate the intercompany account with Kuvera LATAM S.A.S. All intercompany transactions and balances have been eliminated in consolidation.

Principles of Consolidation

The consolidated financial statements include the accounts of Investview, Inc., and our wholly owned subsidiaries, Kuvera, LLC, Investment Tools & Training, LLC, Apex Tek, LLC (formerly Razor Data, LLC), S.A.F.E. Management, LLC, SAFETek, LLC (formerly WealthGen Global, LLC), United Games, LLC, United League, LLC, and Kuvera France S.A.S. Through March 31, 2019 we had determined that one affiliated entity, Kuvera LATAM S.A.S., which we previously conducted business with, was a variable interest entity and we were the primary beneficiary of the entity’s activities, which are similar to those of Kuvera, LLC. As a result, through March 31, 2019 we had consolidated the accounts of this variable interest entity into the accompanying consolidated financial statements. Further, because the Company did not have any ownership interest in this variable interest entity, the Company had allocated the contributed capital in the variable interest entity as a component of noncontrolling interest. As of April 1, 2019 Kuvera LATAM S.A.S. had no operations and ceased to exist, therefore, as of that date, no consolidation of the entity is necessary and we recorded a gain on deconsolidation of $53,739 to eliminate the intercompany account with Kuvera LATAM S.A.S. All intercompany transactions and balances have been eliminated in consolidation.

Financial Statement Reclassification	Financial Statement Reclassification Certain account balances from prior periods have been reclassified in these consolidated financial statements to conform to current period classifications.	Financial Statement Reclassification Certain account balances from prior periods have been reclassified in these consolidated financial statements to conform to current period classifications.
Use of Estimates

Use of Estimates

The preparation of these unaudited condensed consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of these financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Foreign Exchange

Foreign Exchange

We have consolidated the accounts of Kuvera France S.A.S. into our consolidated financial statements. The operations of Kuvera France S.A.S. are conducted in France and its functional currency is the Euro.

The financial statements of Kuvera France S.A.S. are prepared using their functional currency and have been translated into U.S. dollars (“USD”). Assets and liabilities are translated into USD at the applicable exchange rates at period-end. Stockholders’ equity is translated using historical exchange rates. Revenue and expenses are translated at the average exchange rates for the period. Any translation adjustments are included as foreign currency translation adjustments in accumulated other comprehensive income in our stockholders’ equity (deficit).

The following rates were used to translate the accounts of Kuvera France S.A.S. and Kuvera LATAM S.A.S. into USD at the following balance sheet dates.

	September 30, 2020	March 31, 2020
Euro to USD	1.17300	1.10314

The following rates were used to translate the accounts of Kuvera France S.A.S. into USD for the following operating periods.

	Six Months Ended September 30,
	2020	2019
Euro to USD	1.135711	1.11795

Foreign Exchange

We have consolidated the accounts of Kuvera France S.A.S. into our consolidated financial statements and have consolidated the accounts of Kuvera LATAM S.A.S. through March 31, 2019. The operations of Kuvera France S.A.S. are conducted in France and its functional currency is the Euro. The operations of Kuvera LATAM S.A.S. were conducted in Colombia and its functional currency is the Colombian Peso.

The financial statements of Kuvera France S.A.S. and Kuvera LATAM S.A.S. are prepared using their respective functional currency and have been translated into U.S. dollars (“USD”). Assets and liabilities are translated into USD at the applicable exchange rates at period-end. Stockholders’ equity is translated using historical exchange rates. Revenue and expenses are translated at the average exchange rates for the period. Any translation adjustments are included as foreign currency translation adjustments in accumulated other comprehensive income in our stockholders’ equity (deficit).

The following rates were used to translate the accounts of Kuvera France S.A.S. and Kuvera LATAM S.A.S. into USD at the following balance sheet dates.

	March 31, 2020	March 31, 2019
Euro to USD	1.10314	1.12200
Colombian Peso to USD	n/a	0.00031

The following rates were used to translate the accounts of Kuvera France S.A.S. and Kuvera LATAM S.A.S. into USD for the following operating periods:

	Year ended March 31,
	2020	2019
Euro to USD	1.11122	1.13580
Colombian Peso to USD	n/a	0.00033

Restricted Cash

Restricted Cash

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the balance sheet that sum to the total of the same such amounts shown in the statement of cash flows.

	September 30, 2020	March 31, 2020
Cash and cash equivalents	$583,955	$137,177
Restricted cash, current	151,489	-
Restricted cash, long term	288,411	-
Total cash, cash equivalents, and restricted cash shown on the statement of cash flows	$1,023,855	$137,177

Amount included in restricted cash represent funds required to be held in an escrow account by a contractual agreement and will be used for paying dividends to our Series B Preferred Stock holders.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially expose us to concentration of credit risk include cash, accounts receivable, and advances. We place our cash and temporary cash investments with credit quality institutions. At times, such investments may be in excess of the FDIC insurance limit of $250,000. As of March 31, 2020 and 2019, cash balances that exceeded FDIC limits were $0, and we have not experienced significant losses relating to these concentrations in the past.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of reporting cash flows, we consider all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. As of March 31, 2020 and 2019, we had no cash equivalents.

Receivables

Receivables

Receivables are carried at net realizable value, representing the outstanding balance less an allowance for doubtful accounts based on a review of all outstanding amounts. Management determines the allowance for doubtful accounts by regularly evaluating individual receivables and receivables are written off when deemed uncollectible. Recoveries of receivables previously written off are recorded when received. We had no allowance for doubtful accounts as of March 31, 2020 and 2019.

Cryptocurrencies

Cryptocurrencies

We hold cryptocurrency-denominated assets (“cryptocurrencies”) and include them in our consolidated balance sheet as other current assets. We record cryptocurrencies at fair market value and recognize the change in the fair value of our cryptocurrencies as an unrealized gain or loss in the consolidated statement of operations. As of September 30, 2020, and March 31, 2020, the fair value of our cryptocurrencies was $155,628 and $96,022, respectively. During the six months ended September 30, 2020 we recorded $1,096 and $176,817 as a total realized and unrealized gain (loss) on cryptocurrency, respectively. During the six months ended September 30, 2019 we recorded $(667) and $25,330 as a total realized and unrealized gain (loss) on cryptocurrency, respectively. During the three months ended September 30, 2020, we recorded $1,096 and $85,331 as a total realized and unrealized gain (loss) on cryptocurrency, respectively. During the three months ended September 30, 2019 we recorded $(1,077) and $(122,080) as a total realized and unrealized gain (loss) on cryptocurrency, respectively.

Cryptocurrencies

We hold cryptocurrency-denominated assets (“cryptocurrencies”) and include them in our consolidated balance sheet as other current assets. We record cryptocurrencies at fair market value and recognize the change in the fair value of our cryptocurrencies as an unrealized gain or loss in the consolidated statement of operations. As of March 31, 2020 and March 31, 2019, the fair value of our cryptocurrencies was $101,610 and $142,061, respectively. During the year ended March 31, 2020, we recorded $(815) and $113,369 as realized and unrealized gain (loss) on cryptocurrency, respectively. During the year ended March 31, 2019, we recorded $16,241 and $106,488 as realized and unrealized gain (loss) on cryptocurrency, respectively.

Fixed Assets

Fixed Assets

Fixed assets are stated at cost and depreciated using the straight-line method over their estimated useful lives. When retired or otherwise disposed, the carrying value and accumulated depreciation of the fixed asset is removed from its respective accounts and the net difference less any amount realized from disposition is reflected in earnings. Expenditures for maintenance and repairs which do not extend the useful lives of the related assets are expensed as incurred.

As of September 30, 2020, fixed assets were made up of the following:

	Estimated
	Useful
	Life
	(years)	Value
Furniture, fixtures, and equipment	10	$12,792
Computer equipment	3	21,143
Data processing equipment	3	7,095,515
		7,129,450
Accumulated depreciation as of September 30, 2020		(1,211,446)
Net book value, September 30, 2020		$5,918,004

Total depreciation expense for the six months ended September 30, 2020 and 2019, was $982,819 and $36,007, respectively.

Fixed Assets

Fixed assets are stated at cost and depreciated using the straight-line method over their estimated useful lives. When retired or otherwise disposed, the carrying value and accumulated depreciation of the fixed asset is removed from its respective accounts and the net difference less any amount realized from disposition, is reflected in earnings. Expenditures for maintenance and repairs which do not extend the useful lives of the related assets are expensed as incurred.

As of March 31, 2020 and 2019 fixed assets were made up of the following:

	Estimated
	Useful
	Life	March 31,	March 31,
	(years)	2020	2019
Furniture, fixtures, and equipment	10	$12,792	$11,372
Computer equipment	3	19,533	14,661
Data processing equipment	3	3,213,815	-
		3,246,140	26,033
Accumulated amortization		(248,529)	(12,505)
Net book value		$2,997,611	$13,528

Total depreciation expense for the years ended March 31, 2020 and 2019, was $490,642 and $5,332, respectively.

Long-Lived Assets - Intangible Assets & License Agreement

Long-Lived Assets – Intangible Assets & License Agreement

We account for our intangible assets and long-term license agreement in accordance with ASC Subtopic 350-30, General Intangibles Other Than Goodwill, and ASC Subtopic 360-10-05, Accounting for the Impairment or Disposal of Long-Lived Assets. ASC Subtopic 350-30 requires assets to be measured based on the fair value of the consideration given or the fair value of the assets (or net assets) acquired, whichever is more clearly evident and, thus, more reliably measurable. Further, ASC Subtopic 350-30 requires an intangible asset to be amortized over its useful life and for the useful life to be evaluated every reporting period to determine whether events or circumstances warrant a revision to the remaining period of amortization. If the estimate of useful life is changed the remaining carrying amount of the intangible asset is amortized prospectively over the revised remaining useful life. Costs of internally developing, maintaining, or restoring intangible assets are recognized as an expense when incurred.

In June of 2017 we issued 80,000,000 shares of common stock with a value of $2,256,000 for a 15-year license agreement. Amortization recognized for the six months ended September 30, 2020 and 2019 was $0 and $75,406, respectively, and the long-term license agreement was recorded at a net value of $0 as of September 30, 2020 and March 31, 2020 due to the asset being impaired as of March 31, 2020.

In June of 2018 we purchased United Games, LLC and United League, LLC and recorded the transaction as a business combination. Intangible assets acquired in the business combination were recorded at fair value on the date of acquisition and are being amortized on a straight-line method over their estimated useful lives. During the nine months ended December 31, 2019 we impaired the value of the customer contracts/relationships originally acquired.

	Estimated
	Useful
	Life
	(years)	Value
FireFan mobile application	4	$331,000
Back office software	10	408,000
Tradename/trademark - FireFan	5	248,000
Tradename/trademark - United Games	0.45	4,000
Customer contracts/relationships	n/a	-
		991,000
Accumulated amortization as of December 31, 2019		(254,949)
Net book value, December 31, 2019		$736,051

In June of 2018 we purchased United Games, LLC and United League, LLC and recorded the transaction as a business combination. Intangible assets acquired in the business combination were recorded at fair value on the date of acquisition and are being amortized on a straight-line method over their estimated useful lives. As of September 30, 2020 intangible assets were made up of the following:

	Estimated
	Useful
	Life
	(years)	Value
FireFan mobile application	4	$331,000
Back office software	10	408,000
Tradename/trademark - FireFan	5	248,000
Tradename/trademark - United Games	0.45	4,000
		991,000
Accumulated amortization as of September 30, 2020		(384,930)
Net book value, September 30, 2020		$606,070

Amortization expense for the six months ended September 30, 2020 and 2019 was $86,812 and $169,539, respectively. Amortization expense is expected to be as follows:

Remainder of 2021	$86,338
Fiscal year ending March 31, 2022	173,150
Fiscal year ending March 31, 2023	173,150
Fiscal year ending March 31, 2024	32,589
Fiscal year ending March 31, 2025	6,148
Fiscal year ending March 31, 2026 and beyond	134,695
$606,070

Long-Lived Assets – Intangible Assets & License Agreement

We account for our intangible assets and long-term license agreement in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 350-30, General Intangibles Other Than Goodwill, and ASC Subtopic 360-10-05, Accounting for the Impairment or Disposal of Long-Lived Assets. ASC Subtopic 350-30 requires assets to be measured based on the fair value of the consideration given or the fair value of the assets (or net assets) acquired, whichever is more clearly evident and, thus, more reliably measurable. Further, ASC Subtopic 350-30 requires an intangible asset to be amortized over its useful life and for the useful life to be evaluated every reporting period to determine whether events or circumstances warrant a revision to the remaining period of amortization. If the estimate of useful life is changed the remaining carrying amount of the intangible asset is amortized prospectively over the revised remaining useful life. Costs of internally developing, maintaining, or restoring intangible assets are recognized as an expense when incurred.

In June of 2017 we issued 80,000,000 shares of common stock with a value of $2,256,000 for a 15-year license agreement. Annual amortization over the 15-year life is expected to be approximately $150,400 per year. Amortization recognized for the year ended March 31, 2020 and 2019, was $150,812 and $150,400, respectively, and the long-term license agreement was recorded at a net value of $0 and $1,983,220 as of March 31, 2020 and 2019, respectively.

In June of 2018 we purchased United Games, LLC and United League, LLC and recorded the transaction as a business combination (see Note 5). Intangible assets acquired in the business combination were recorded at fair value on the date of acquisition and are being amortized on a straight-line method over their estimated useful lives. As of March 31, 2020 and 2019 intangible assets were made up of the following:

	Estimated
	Useful
	Life	March 31,	March 31,
	(years)	2020	2019
FireFan mobile application	4	$331,000	$331,000
Back office software	10	408,000	408,000
Tradename/trademark - FireFan	5	248,000	248,000
Tradename/trademark - United Games	0.45	4,000	4,000
Customer contracts/relationships	5	-	825,000
		991,000	1,816,000
Accumulated amortization		(298,118)	(239,315)
Net book value		$692,882	$1,576,685

Amortization expense is expected to be as follows:

Fiscal year ending March 31, 2021	$173,150
Fiscal year ending March 31, 2022	173,150
Fiscal year ending March 31, 2023	115,338
Fiscal year ending March 31, 2024	55,748
Fiscal year ending March 31, 2025 and beyond	175,496
$692,882

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

We have adopted ASC Subtopic 360-10, Property, Plant and Equipment (“ASC 360-10”). ASC 360-10 requires that long-lived assets and certain identifiable intangibles held and used by the Company be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable or when the historical cost carrying value of an asset may no longer be appropriate. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses, or a forecasted inability to achieve break-even operating results over an extended period.

We evaluate the recoverability of long-lived assets based upon future net cash flows expected to result from the asset, including eventual disposition. Should impairment in value be indicated, the carrying value of intangible assets will be adjusted and an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value or disposable value.

During the six months ended September 30, 2020 we fully impaired data processing equipment that had a cost basis of $84,939 and we fully impaired a computer that had a cost basis of $1,609 because the assets were no longer in use. The accumulated depreciation of the assets at the time they were written off was $19,903, therefore we recognized impairment expense of $66,645 for the six months ended September 30, 2020.  No impairment expense was recognized during the six months ended September 30, 2019.

Impairment of Long-Lived Assets

We have adopted ASC Subtopic 360-10, Property, Plant and Equipment. ASC 360-10 requires that long-lived assets and certain identifiable intangibles held and used by us be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable or when the historical cost carrying value of an asset may no longer be appropriate. Events relating to recoverability may include significant unfavourable changes in business conditions, recurring losses, or a forecasted inability to achieve break-even operating results over an extended period.

We evaluate the recoverability of long-lived assets based upon future net cash flows expected to result from the asset, including eventual disposition. Should impairment in value be indicated, the carrying value of intangible assets will be adjusted and an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value or disposable value.

Effective March 31, 2020 we fully impaired data processing equipment that had a cost basis of $2,025,500 and we fully impaired our long-term license agreement that had a cost basis of $2,256,000 because we deemed the assets carrying amount was not recoverable as of that date. As a result, impairment expense of $1,770,881 and $1,832,408 for the equipment and the license agreement, respectively, was recorded for the year ended March 31, 2020. During the year ended March 31, 2020 we impaired the value of the customer contracts/relationships originally acquired in our purchase of United Games, LLC and United League, LLC, therefore recognizing impairment expense of $627,452.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, based on our principal or, in the absence of a principal, most advantageous market for the specific asset or liability.

U.S. generally accepted accounting principles provide for a three-level hierarchy of inputs to valuation techniques used to measure fair value, defined as follows:

Level 1:	Inputs that are quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity can access.

Level 2:	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability, including:

-	quoted prices for similar assets or liabilities in active markets;
-	quoted prices for identical or similar assets or liabilities in markets that are not active;
-	inputs other than quoted prices that are observable for the asset or liability; and
-	inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3:	Inputs that are unobservable and reflect management’s own assumptions about the inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances (e.g., internally derived assumptions surrounding the timing and amount of expected cash flows).

Our financial instruments consist of cash, accounts receivable, accounts payable, and debt. We have determined that the book value of our outstanding financial instruments as of September 30, 2020 and March 31, 2020, approximates the fair value due to their short-term nature.

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Cryptocurrencies	$155,628	$-	$-	$155,628
Total Assets	$155,628	$-	$-	$155,628

Derivative liability	$-	$-	$4,265	$4,265
Total Liabilities	$-	$-	$4,265	$4,265

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Cryptocurrencies	$96,022	$-	$-	$96,022
Total Assets	$96,022	$-	$-	$96,022

Derivative liability	$-	$-	$793,495	$793,495
Total Liabilities	$-	$-	$793,495	$793,495

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, based on our principal or, in the absence of a principal, most advantageous market for the specific asset or liability.

U.S. generally accepted accounting principles provide for a three-level hierarchy of inputs to valuation techniques used to measure fair value, defined as follows:

Level 1:	Inputs that are quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity can access.

Level 2:	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability, including:
	-	quoted prices for similar assets or liabilities in active markets;
	-	quoted prices for identical or similar assets or liabilities in markets that are not active;
	-	inputs other than quoted prices that are observable for the asset or liability; and
	-	inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3:	Inputs that are unobservable and reflect management’s own assumptions about the inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances (e.g., internally derived assumptions surrounding the timing and amount of expected cash flows).

Our financial instruments consist of cash, accounts receivable, and accounts payable. We have determined that the book value of our outstanding financial instruments as of March 31, 2020 and March 31, 2019, approximates the fair value due to their short-term nature.

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Cryptocurrencies	$101,610	$-	$-	$101,610
Total Assets	$101,610	$-	$-	$101,610

Derivative liability	$-	$-	$793,495	$793,495
Total Liabilities	$-	$-	$793,495	$793,495

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Cryptocurrencies	$142,061	$-	$-	$142,061
Total Assets	$142,061	$-	$-	$142,061

Derivative liability	$-	$-	$1,358,901	$1,358,901
Total Liabilities	$-	$-	$1,358,901	$1,358,901

Sale and Leaseback

Sale and Leaseback

Through our wholly-owned subsidiary, APEX Tex, LLC, we sold high powered data processing equipment (“APEX”) to our customers and they leased the equipment back to SAFETek, LLC, another of our wholly-owned subsidiaries. We account for these transactions under ASC 842-40 where the leaseback has been deemed a sales-type lease due to the lease term generally covering the entire economic life of the equipment and our likelihood to purchase the asset at the end of the lease term. In accordance with ASC 842-40 we have recorded the data processing equipment as a fixed asset on our balance sheet and we have accounted for the amounts received for the equipment as a financial liability, in other liabilities on our balance sheet. Further, we will recognize interest on the financial liability over the term of the lease to ensure the financial liability equates to the total amounts to be paid over the life of the lease. During the six months ended September 30, 2020 we had the following activity related to our sale and leaseback transactions:

	Total Financial Liability	Contra-Liability	Net Financial Liability	Current [1]	Long Term
Balance as of March 31, 2020	$53,828,000	$(38,535,336)	$15,292,664	$11,407,200	$3,885,464
Proceeds from sales of APEX	5,001,622	-	5,001,622
Interest recorded on financial liability	8,348,378	(8,348,378)	-
Payments made for leased equipment	(2,125,300)	-	(2,125,300)
Interest expense	-	3,995,914	3,995,914
Balance as of September 30, 2020	$65,052,700	$(42,887,800)	$22,164,900	$14,077,200	$8,087,700

[1] Represents lease payments to be made in the next 12 months

The $42,887,800 is expected to be recognized into interest as follows:

Remainder of 2021	$4,782,861
Fiscal year ending March 31, 2022	9,565,721
Fiscal year ending March 31, 2023	9,565,721
Fiscal year ending March 31, 2024	9,565,721
Fiscal year ending March 31, 2025 and beyond	9,407,776
$42,887,800

During the six months ended September 30, 2020 we received additional proceeds for APEX sales which were recorded in the customer advance amount shown on our balance sheet, resulting in a net increase in the account of $81,845 since March 31, 2020. As of September 30, 2020 we have ceased selling the APEX package. We may re-introduce APEX at a later date after further evaluation of the model.

Sale and Leaseback

Through our wholly-owned subsidiary, APEX Tek, LLC, we sell high powered data processing equipment (“APEX”) to our customers and they lease the equipment back to SAFETek, LLC, another of our wholly-owned subsidiaries. We account for these transactions under ASC 842-40 where the leaseback has been deemed a sales-type lease due to the lease term generally covering the entire economic life of the equipment and our likelihood to purchase the asset at the end of the lease term. In accordance with ASC 842-40 we have recorded the data processing equipment as a fixed asset on our balance sheet and we have accounted for the amounts received for the equipment as a financial liability, in other liabilities on our balance sheet. Further, we will recognize interest on the financial liability over the term of the lease to ensure the financial liability equates to the total amounts to be paid over the life of the lease. During the year ended March 31, 2020 we recorded deferred interest of $40,792,735 as a contra-liability, of which $2,257,399 was recognized into interest, resulting in $38,535,336 expected to be recognized into interest as follows:

Fiscal year ending March 31, 2021	$8,081,463
Fiscal year ending March 31, 2022	8,158,547
Fiscal year ending March 31, 2023	8,158,547
Fiscal year ending March 31, 2024	8,158,547
Fiscal year ending March 31, 2025 and beyond	5,978,232
$38,535,336

During the year ended March 31, 2020 we had the following activity related to our sale and leaseback transactions:

Proceeds from sales of APEX	$16,143,265
Debt extinguished with the issuance of APEX	100,000
Interest recognized on financial liability	2,257,399
Payments made for leased equipment	(3,208,000)
Total financial liability	15,292,664
Other current liabilities [1]	(11,407,200)
Other long-term liabilities, net of deferred interest	$3,885,464

[1] Represents lease payments to be made in the next 12 months

As of March 31, 2020 we have received proceeds of $392,310 in additional deposits for APEX sales, which has been recorded in the customer advance amount shown on our balance sheet.

Revenue Recognition

Revenue Recognition

Subscription Revenue

The majority of our revenue is generated by subscription sales and payment is received at the time of purchase. We recognize subscription revenue in accordance with ASC 606-10 where revenue is measured based on a consideration specified in a contract with a customer and recognized when we satisfy the performance obligation specified in each contract. Our performance obligation is to provide services over a fixed subscription period, therefore we recognize revenue rateably over the subscription period and deferred revenue is recorded for the portion of the subscription period subsequent to each reporting date. Additionally, we offer a 10-day trial period to subscription customers, during which a full refund can be requested if a customer does not like the product. Revenues are deferred during the trial period as collection is not probable until that time has passed. Revenues are presented net of refunds, sales incentives, credits, and known and estimated credit card chargebacks.

Equipment Sales

We generate revenue from the sale of high-speed computer processing equipment that is used for any of the following intense processing activities: protein folding, CGI rendering, Game Streaming, Machine & Deep Learning, Mining, Independent Financial Verification, and general high-speed computing. We recognize equipment sales revenue in accordance with ASC 606-10 where revenue is measured based on a consideration specified in a contract with a customer and recognized when we satisfy the performance obligation specified in each contract. Our performance obligation is to deliver an equipment package to our customers which includes hardware, software, and firmware and is drop-shipped to a hosting data center. We receive payment at the time of purchase and recognize revenue when the equipment package is delivered and ready for maintenance and hosting, which our customers arrange for, and obtain, from a separate third party that provides such services.

Cryptocurrency Mining Service Revenue

We generate revenue from the sale of cryptocurrency mining services to our customers through an arrangement with a third-party supplier. We recognize cryptocurrency mining service revenue in accordance with ASC 606-10 where revenue is measured based on a consideration specified in a contract with a customer and recognized when we satisfy the performance obligation specified in each contract. Our performance obligation is to arrange for the third-party to provide mining services to our customers and payment is received at the time of purchase, therefore revenue is recognized upon receipt of payment. We recognize revenue in the amount of the fee to which we are entitled to as an agent, or the amount of consideration that we retain after paying the third-party the consideration received in exchange for the services the third-party is to provide.

Mining Revenue

Through our wholly owned subsidiary, SAFETek, LLC, we lease equipment under a sales-type lease and use the equipment on blockchain networks to validate and add blocks of transactions to blockchain ledgers (commonly referred to as “mining”). As compensation for mining we are issued fees from processors and/or block rewards that are newly created cryptocurrency units granted to us. Our mining activities constitute our ongoing major and central operations of SAFETek, LLC. Because we do not have contracts, nor do we have customers associated with our mining revenue, we recognize revenue when fees and/or rewards are settled, or ultimately granted to us as a result of our mining activities.

Fee Revenue

We generate fee revenue from our customers through SAFE Management, our subsidiary licensed as a Registered Investment Advisor and Commodities Trading Advisor. We recognize fee revenue in accordance with ASC 606-10 where revenue is measured based on a consideration specified in a contract with a customer and recognized when we satisfy the performance obligation specified in each contract. Our performance obligation is to deliver fully managed trading services to individuals who do not meet the requirements of Qualified Investors and who lack the time to trade for themselves. We recognize fee revenue as our performance obligation is met and we receive payment for such advisory fees in the month following recognition.

Revenue generated for the six months ended September 30, 2020 is as follows:

	Subscription Revenue	Mining Revenue	Fee Revenue	Total
Gross billings/receipts	$10,159,115	$3,836,285	$7,723	$14,003,123
Refunds, incentives, credits, and chargebacks	(659,970)	-	-	(659,970)
Net revenue	$9,499,145	$3,836,285	$7,723	$13,343,153

For the six months ended September 30, 2020 foreign and domestic revenues were approximately $9 million and $4.4 million, respectively.

Revenue generated for the six months ended September 30, 2019 is as follows:

	Subscription Revenue	Mining Revenue	Fee Revenue	Total
Gross billings/receipts	$16,117,861	$-	$5,369	$16,123,230
Refunds, incentives, credits, and chargebacks	(1,369,393)	-	-	(1,369,393)
Net revenue	$14,748,468	$-	$5,369	$14,753,837

For the six months ended September 30, 2019 foreign and domestic revenues were approximately $13.9 million and $800,000, respectively.

Revenue generated for the three months ended September 30, 2020 is as follows:

	Subscription Revenue	Mining Revenue	Fee Revenue	Total
Gross billings/receipts	$5,599,155	$2,493,739	$3,710	$8,096,604
Refunds, incentives, credits, and chargebacks	(343,267)	-	-	(343,267)
Net revenue	$5,255,888	$2,493,739	$3,710	$7,753,337

For the three months ended September 30, 2020 foreign and domestic revenues were approximately $7.3 million and $426,000, respectively.

Revenue generated for the three months ended September 30, 2019 is as follows:

	Subscription Revenue	Mining Revenue	Fee Revenue	Total
Gross billings/receipts	$7,825,160	$-	$5,369	$7,830,529
Refunds, incentives, credits, and chargebacks	(588,405)	-	-	(588,405)
Net revenue	$7,236,755	$-	$5,369	$7,242,124

For the three months ended September 30, 2019 foreign and domestic revenues were approximately $6.8 million and $403,000, respectively.

Revenue Recognition

Subscription Revenue

The majority of our revenue is generated by subscription sales and payment is received at the time of purchase. We recognize subscription revenue in accordance with ASC 606-10 where revenue is measured based on a consideration specified in a contract with a customer and recognized when we satisfy the performance obligation specified in each contract. Our performance obligation is to provide services over a fixed subscription period, therefore we recognize revenue rateably over the subscription period and deferred revenue is recorded for the portion of the subscription period subsequent to each reporting date. Additionally, we offer a 10-day trial period to first time subscription customers, during which a full refund can be requested if a customer does not like the product. Revenues are deferred during the trial period as collection is not probable until that time has passed. Revenues are presented net of refunds, sales incentives, credits, and known and estimated credit card chargebacks.

Equipment Sales

We generate revenue from the sale of high-speed computer processing equipment that is used for any of the following intense processing activities: protein folding, CGI rendering, Game Streaming, Machine & Deep Learning, Mining, Independent Financial Verification, and general high-speed computing. We recognize equipment sales revenue in accordance with ASC 606-10 where revenue is measured based on a consideration specified in a contract with a customer and recognized when we satisfy the performance obligation specified in each contract. Our performance obligation is to deliver an equipment package to our customers which includes hardware, software, and firmware and is drop-shipped to a hosting data center. We receive payment at the time of purchase and recognize revenue when the equipment package is delivered and ready for maintenance and hosting, which our customers arrange for, and obtain, from a separate third party that provides such services.

Cryptocurrency Mining Service Revenue

In the past we generated revenue from the sale of cryptocurrency mining services to our customers through an arrangement with a third-party supplier. We recognized cryptocurrency mining service revenue in accordance with ASC 606-10 where revenue is measured based on a consideration specified in a contract with a customer and recognized when we satisfy the performance obligation specified in each contract. Our performance obligation was to arrange for the third-party to provide mining services to our customers and payment is received at the time of purchase, therefore revenue was recognized upon receipt of payment. We recognized revenue in the amount of the fee to which we are entitled to as an agent, or the amount of consideration that we retained after paying the third-party the consideration received in exchange for the services the third-party was to provide.

Mining Revenue

Through our wholly owned subsidiary, SAFETek, LLC, we lease equipment under a sales-type lease and use the equipment on blockchain networks to validate and add blocks of transactions to blockchain ledgers (commonly referred to as “mining”). As compensation for mining we are issued fees from processors and/or block rewards that are newly created cryptocurrency units granted to us. Our mining activities constitute our ongoing major and central operations of SAFETek, LLC. Because we do not have contracts, nor do we have customers associated with our mining revenue, we recognize revenue when fees and/or rewards are settled, or ultimately granted to us as a result of our mining activities.

Fee Revenue

We generate fee revenue from our customers through SAFE Management, our subsidiary licensed as a Registered Investment Advisor and Commodities Trading Advisor. We recognize fee revenue in accordance with ASC 606-10 where revenue is measured based on a consideration specified in a contract with a customer and recognized when we satisfy the performance obligation specified in each contract. Our performance obligation is to deliver fully managed trading services to individuals who do not meet the requirements of Qualified Investors and who lack the time to trade for themselves. We recognize fee revenue as our performance obligation is met and we receive payment for such advisory fees in the month following recognition.

Revenue generated for the year ended March 31, 2020, was as follows:

	Subscription Revenue	Equipment Sales	Cryptocurrency Mining Service Revenue	Mining Revenue	Fee Revenue	Total
Gross billings/receipts	$24,471,532	$-	$-	$1,745,138	$13,279	$26,229,949
Refunds, incentives, credits, and chargebacks	(2,046,359)	-	-	-	-	(2,046,359)
Amounts paid to supplier	-	-	-	-	-	-
Net revenue	$22,425,173	$-	$-	$1,745,138	$13,279	$24,183,590

Foreign revenues for the year ended March 31, 2020 were $21,191,788 while domestic revenue for the year ended March 31, 2020 was $2,991,802.

Revenue generated for the year ended March 31, 2019 was as follows:

	Subscription Revenue	Equipment Sales	Cryptocurrency Mining Service Revenue	Mining Revenue	Fee Revenue	Total
Gross billings/receipts	$28,518,660	$698,954	$5,775,269	$-	$-	$34,992,883
Refunds, incentives, credits, and chargebacks	(1,495,458)	(4,000)	(6,501)	-	-	(1,505,959)
Amounts paid to supplier	-	-	(3,827,843)	-	-	(3,827,843)
Net revenue	$27,023,202	$694,954	$1,940,925	$-	$-	$29,659,081

Foreign revenues for the year ended March 31, 2019 were approximately $27.3 million while domestic revenue for the year ended March 31, 2019 was approximately $2.3 million.

Advertising, Selling, and Marketing Costs

Advertising, Selling, and Marketing Costs

We expense advertising, selling, and marketing costs as incurred. Advertising, selling, and marketing costs include costs of promoting our product worldwide, including promotional events. Advertising, selling, and marketing expenses for the years ended March 31, 2020 and 2019, totalled $1,696,133 and $878,936, respectively.

Income Taxes

Income Taxes

We have adopted ASC Subtopic 740-10, Income Taxes, which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statement or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Temporary differences between taxable income reported for financial reporting purposes and income tax purposes consist primarily of derivative liability and stock compensation accounting versus basis differences.

Net Income (Loss) Per Share

Net Income (Loss) per Share

We follow ASC subtopic 260-10, Earnings per Share (“ASC 260-10”), which specifies the computation, presentation, and disclosure requirements of earnings per share information. Basic loss per share has been calculated based upon the weighted average number of common shares outstanding. Convertible debt, stock options, and warrants have been excluded as common stock equivalents in the diluted loss per share because their effect is anti-dilutive on the computation.

Potentially dilutive securities excluded from the computation of basic and diluted net loss per share are as follows:

	September 30, 2020	September 30, 2019
Options to purchase common stock	-	35,000
Warrants to purchase common stock	233,060	599,800
Notes convertible into common stock	161,742,478	58,416,067
Totals	161,975,538	59,050,867

Net Income (Loss) per Share

We follow ASC Subtopic 260-10, Earnings per Share, which specifies the computation, presentation, and disclosure requirements of earnings per share information. Basic loss per share has been calculated based upon the weighted average number of common shares outstanding. Convertible debt, stock options, and warrants have been excluded as common stock equivalents in the diluted loss per share because their effect is anti-dilutive on the computation.

Potentially dilutive securities excluded from the computation of basic and diluted net loss per share are as follows:

	March 31, 2020	March 31, 2019
Options to purchase common stock	-	35,000
Warrants to purchase common stock	-	5,052,497
Notes convertible into common stock	45,743,298	52,162,055
Total	45,743,298	57,249,552

Lease Obligation

Lease Obligation

We determine if an arrangement is a lease at inception. Operating leases are included in the operating lease right-of-use asset account, the operating lease liability, current account, and the operating lease liability, long term account in our balance sheet. Right-of-use assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease.

Operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. For leases in which the rate implicit in the lease is not readily determinable, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. We have elected to not apply the recognition requirements of ASC 842 to short-term leases (leases with terms of twelve months or less). Lease terms include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for operating lease arrangements is recognized on a straight-line basis over the lease term. We have elected the practical expedient and will not separate non-lease components from lease components and will instead account for each separate lease component and non-lease component associated with the lease components as a single lease component.

Lease Obligation

We determine if an arrangement is a lease at inception. Operating leases are included in the operating lease right-of-use asset account, the operating lease liability, current account, and the operating lease liability, long term account in our balance sheet. Right-of-use assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease.

Operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. For leases in which the rate implicit in the lease is not readily determinable, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. We have elected to not apply the recognition requirements of ASC 842 to short-term leases (leases with terms of twelve months or less). Lease terms include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for operating lease arrangements is recognized on a straight-line basis over the lease term. We have elected the practical expedient and will not separate non-lease components from lease components and will instead account for each separate lease component and non-lease component associated with the lease components as a single lease component.